NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
NET LOSS PER SHARE

15. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Basic net loss per share calculation
Numerator:
Net loss	(7,298)	(1,048,954)	(323,307)
Net loss attributed to ordinary shareholders for computing net loss per ordinary shares -basic	(7,298)	(1,048,954)	(323,307)
Denominator:
Weighted average ordinary shares outstanding used in computing net loss per ordinary shares-basic	173,725,790	171,412,125	163,118,684
Net loss per ordinary share attributable to ordinary shareholders-basic	(0.04)	(6.12)	(1.98)
Diluted net loss per ordinary share calculation
Denominator:
Weighted average ordinary shares basic outstanding	173,725,790	171,412,125	163,118,684
Effect of potentially diluted stock options	—	—	—
Effect of potentially diluted RSUs	—	—	—
Weighted average ordinary shares outstanding used in computing net loss per ordinary shares-diluted	173,725,790	171,412,125	163,118,684
Net loss per ordinary share attributable to ordinary shareholders-diluted	(0.04)	(6.12)	(1.98)

For the years ended December 31, 2023, 2024 and 2025, 6,022,173, 5,480,652 and 4,005,351 potential ordinary shares in connection with RSUs and share options were excluded from the calculation of diluted net loss per ordinary share due to their anti-dilutive effect.